Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	CASTELLUM, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41526
Entity Tax Identification Number	27-4079982
Entity Address, Address Line One	1934 Old Gallows Road,
Entity Address, City or Town	Vienna,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	(703)
Local Phone Number	752-6157
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CTM
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001877939
Amendment Flag	false
Entity Address, Address Line Two	Suite 350